Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables included in the consolidated balance sheets as of December 31, 2017 and 2016 is as follows:

	2017	2016
	(in millions)
Retail	$9,725	$9,949
Wholesale	10,048	8,583
Other	69	130
Total	$19,842	$18,662

Maturities of Financing Receivables

Contractual maturities of financing receivables as of December 31, 2017 are as follows:

Amount
(in millions)
2018	$13,121
2019	2,523
2020	1,815
2021	1,273
2022	878
2023 and thereafter	232
Total	$19,842

Summary of Aging of Receivables

The aging of financing receivables as of December 31, 2017 and 2016 is as follows (in millions):

	2017
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$26	$9	$—	$35	$6,671	$6,706	$25	$6,731
EMEA	3	4	4	11	261	272	—	272
LATAM	8	—	—	8	1,851	1,859	40	1,899
APAC	—	—	—	—	823	823	—	823
Total Retail	$37	$13	$4	$54	$9,606	$9,660	$65	$9,725
Wholesale
NAFTA	$—	$—	$—	$—	$3,692	$3,692	$41	$3,733
EMEA	23	12	4	39	5,061	5,100	9	5,109
LATAM	—	—	—	—	619	619	—	619
APAC	4	—	—	4	583	587	—	587
Total Wholesale	$27	$12	$4	$43	$9,955	$9,998	$50	$10,048

	2016
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail
NAFTA	$27	$—	$—	$27	$7,172	$7,199	$32	$7,231
EMEA	—	—	—	—	348	348	—	348
LATAM	14	—	—	14	1,662	1,676	73	1,749
APAC	1	—	—	1	620	621	—	621
Total Retail	$42	$—	$—	$42	$9,802	$9,844	$105	$9,949
Wholesale
NAFTA	$—	$—	$—	$—	$3,591	$3,591	$39	$3,630
EMEA	29	2	—	31	3,847	3,878	23	3,901
LATAM	—	—	—	—	594	594	2	596
APAC	2	—	6	8	448	456	—	456
Total Wholesale	$31	$2	$6	$39	$8,480	$8,519	$64	$8,583

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three years ended December 31, 2017, 2016 and 2015 is as follows (in millions):

	December 31, 2017
	Retail	Wholesale	Other	Total
Opening balance	$374	$200	$—	$574
Provision	72	11	—	83
Charge-offs, net of recoveries	(103)	(15)	—	(118)
Foreign currency translation and other	40	4	—	44
Ending balance	383	200	—	583
Ending balance: Individually evaluated for impairment	212	164	—	376
Ending balance: Collectively evaluated for impairment	171	36	—	207
Receivables:
Ending balance	9,725	10,048	69	19,842
Ending balance: Individually evaluated for impairment	347	540	—	887
Ending balance: Collectively evaluated for impairment	$9,378	$9,508	$69	$18,955

	December 31, 2016
	Retail	Wholesale	Other	Total
Opening balance	$394	$158	$—	$552
Provision	52	60	—	112
Charge-offs, net of recoveries	(82)	(14)	—	(96)
Foreign currency translation and other	10	(4)	—	6
Ending balance	374	200	—	574
Ending balance: Individually evaluated for impairment	179	149	—	328
Ending balance: Collectively evaluated for impairment	195	51	—	246
Receivables:
Ending balance	9,949	8,583	130	18,662
Ending balance: Individually evaluated for impairment	317	491	—	808
Ending balance: Collectively evaluated for impairment	$9,632	$8,092	$130	$17,854

	December 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	81	27	—	108
Charge-offs, net of recoveries	(92)	(13)	—	(105)
Foreign currency translation and other	(63)	(38)	—	(101)
Ending balance	394	158	—	552
Ending balance: Individually evaluated for impairment	187	125	—	312
Ending balance: Collectively evaluated for impairment	207	33	—	240
Receivables:
Ending balance	10,344	8,611	46	19,001
Ending balance: Individually evaluated for impairment	416	767	—	1,183
Ending balance: Collectively evaluated for impairment	$9,928	$7,844	$46	$17,818

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	2017				2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$90	$90	$—	$74
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$—	$—	$—	$—	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$—	$—	$—	$—
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$39	$37	$18	$41	$31	$30	$18	$31
EMEA	$260	$260	$170	$277	$171	$171	$143	$195
LATAM	$45	$45	$22	$32	$23	$23	$17	$23
APAC	$3	$3	$2	$2	$2	$2	$1	$2
Wholesale
NAFTA	$44	$44	$3	$49	$44	$43	$4	$46
EMEA	$457	$457	$134	$443	$420	$420	$131	$378
LATAM	$30	$17	$21	$28	$22	$15	$12	$18
APAC	$9	$9	$6	$4	$5	$5	$2	$18
Total
Retail	$347	$345	$212	$352	$317	$316	$179	$325
Wholesale	$540	$527	$164	$524	$491	$483	$149	$460

Carrying Amount of Restricted Assets Included In Financing Receivables

At December 31, 2017 and 2016, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	2017	2016
Retail note and finance lease receivables	$6,833	$7,140
Wholesale receivables	7,189	6,445
Total	$14,022	$13,585